Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax assets and liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2016 and 2015 are as follows:

	December 31,
	2016	2015
Deferred tax assets:
NOL carryforward	$60,357,220	$38,797,762
R&E credit carryforward	2,559,479	1,994,478
Share-based compensation	448,534	383,153
Inventory reserve	269,708	226,299
Depreciation	117,629	313,714
Accruals and other	333,126	495,640
Total deferred tax assets	64,085,696	42,211,046
Valuation allowance	(63,520,548)	(41,554,045)
Deferred tax liabilities:
Intangible assets	(565,148)	(657,001)
Fixed assets	—	—
Net deferred tax liability	$—	$—

Expected income tax provision (benefit) from applying federal statutory tax rates to the pre-tax loss and actual income tax provision (benefit)

The difference between the Company’s expected income tax provision (benefit) from applying federal statutory tax rates to the pre-tax loss and actual income tax provision (benefit) relates to the effect of the following:

	2016	2015
Federal income tax benefit at statutory rates	34.0%	34.0%
State income tax benefit, net of Federal benefit	6.5%	3.3%
Change in valuation allowance	(37.3)%	(32.1)%
Change in state tax rates and other	(3.2)%	(4.5)%
	0.0%	0.7%